Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, our assets and liabilities, which are carried at fair value, are classified in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Other observable inputs other than quoted market prices.
Level 3: Unobservable inputs that are not corroborated by market data.
The tables below present our financial assets that are measured at fair value on a recurring basis as of September 30, 2012 and 2011:

	September 30, 2012	Fair Value Measurements Using
Financial assets:		Level 1	Level 2	Level 3
	(in thousands)
Marketable equity securities	$4,631	$4,631	$—	$—
	September 30, 2011	Fair Value Measurements Using
Financial assets:		Level 1	Level 2	Level 3
	(in thousands)
Marketable equity securities	$5,366	$5,366	$—	$—

We measure the value of our marketable equity securities under a Level 1 input. These assets are publicly traded equity securities for which market prices are readily available. There were no transfers of assets in or out of Level 1 fair value measurements in the periods presented.